Share-Based Payment Arrangements - Summary of Measurement of Fair Values - Share Options (Detail) - Share options [member]	12 Months Ended
	Dec. 31, 2021 yr $ / shares	Dec. 31, 2020 yr $ / shares
Statements [Line Items]
Fair value at grant date (weighted average)	$ 8.95	$ 2.46
Share price at grant date (weighted average)	9.97	3.59
Exercise price at grant date (weighted average)	$ 1.29	$ 1.85
Expected volatility (weighted average)	61.57%	56.46%
Expected terms (years) (weighted average) | yr	6.2	6.0
Expected dividend (weighted average)	0.00%	0.00%
Risk-free interest rate (weighted average)	1.24%	0.40%